SUBSEQUENT EVENTS (Details Narrative) $ / shares in Units, $ in Millions	Feb. 28, 2025 $ / shares shares	Feb. 26, 2025 CAD ($) $ / shares shares	Mar. 14, 2024 shares	Dec. 21, 2023 shares	Feb. 25, 2025 shares	Feb. 07, 2025 shares	Feb. 06, 2025 shares	Jan. 03, 2025 shares	Dec. 31, 2024 shares	May 27, 2024 $ / shares shares	Jul. 19, 2023 $ / shares shares	Oct. 05, 2022 $ / shares shares	Jul. 04, 2022 shares	Jan. 13, 2022 $ / shares shares
IfrsStatementLineItems [Line Items]
Warrants issued				2,884,616
Offering price per share | (per share)										$ 15.13	$ 1.50	$ 4.33		$ 3.00
Series B warrants [member]
IfrsStatementLineItems [Line Items]
Warrants issued			268,333,330
Series A warrants [member]
IfrsStatementLineItems [Line Items]
Warrants issued			134,166,665
Subordinate voting shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued									655,369	450,000	1,733,334	142,395	6,727	40,983
Subordinate voting shares [member] | Series B warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued									172,766
Subordinate voting shares [member] | Series A warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued									7,020,384
Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Commission and fee description		Pursuant to the terms of the Placement Agreement, Aegis agreed to use its best efforts to arrange for the sale of the securities in the offering. As compensation to the placement agent, the Company paid the placement agent placement commission equal to 15.0% of the aggregate gross proceeds from the offering. Aegis will also receive a fee of 10.0% of the proceeds from the cash exercise of any warrants currently outstanding or issued in the Placement, payable on exercise
Adjusted warrants exercise price per share | $ / shares		$ 0.76
Shares issuable upon exercise of warrants		123,253,146
Purchase and sale of institutional investors | $		$ 17.0
Pre-funded and investor warrants price per share | $ / shares		$ 4.17
Offering price per share | $ / shares	$ 4.17
Pre funded unit offering price per share | $ / shares	4.16999
Pre funded warrants exercise price per share | $ / shares	0.00001
Events occurring after reporting date [member] | Series B warrants [member]
IfrsStatementLineItems [Line Items]
Warrants exercise price per share | $ / shares	$ 12.51
Warrants expiration period	30 months
Events occurring after reporting date [member] | Series A warrants [member]
IfrsStatementLineItems [Line Items]
Warrants exercise price per share | $ / shares	$ 5.21
Warrants expiration period	60 months
Events occurring after reporting date [member] | Old Warrants [member]
IfrsStatementLineItems [Line Items]
Warrants issued		2,495,933
Events occurring after reporting date [member] | New Warrants [member]
IfrsStatementLineItems [Line Items]
Warrants converted		2,495,933
Events occurring after reporting date [member] | Subordinate voting shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	2,065,120
Events occurring after reporting date [member] | Subordinate voting shares [member] | Series B warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued					4,000	188,000	8,808	2,767
Events occurring after reporting date [member] | Subordinate voting shares [member] | Series A warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued					2,462